SUPPLEMENTAL CASH FLOW INFORMATION - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other
Income taxes paid/(received)	$ 5,500	$ (42,716)	$ (53,674)
Interest paid	$ 25,808	$ 21,276	$ 25,517